Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

July 31, 2021

XS4-QTLY-0921
1.968035.107

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Interactive Media & Services - 1.0%
Dip Corp.	500,000	$14,561,779
Media - 1.4%
Cogeco Communications, Inc.	150,000	14,202,870
Emerald Holding, Inc. (a)	1,923,000	7,595,850
		21,798,720

TOTAL COMMUNICATION SERVICES		36,360,499

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 2.4%
Adient PLC (a)	500,000	21,065,000
Linamar Corp.	100,000	5,916,961
Patrick Industries, Inc.	113,632	9,389,412
		36,371,373
Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc. (a)	394,702	14,343,471
OneSpaWorld Holdings Ltd. (a)	750,000	7,410,000
Perdoceo Education Corp. (a)	850,000	10,081,000
		31,834,471
Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations, Inc. (a)	390,000	15,861,300
Household Durables - 1.8%
Helen of Troy Ltd. (a)	85,000	18,988,150
LGI Homes, Inc. (a)(b)	50,000	8,545,000
		27,533,150
Multiline Retail - 1.8%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	300,000	27,930,000
Specialty Retail - 0.8%
America's Car Mart, Inc. (a)	23,724	3,772,116
Rent-A-Center, Inc.	36,812	2,106,383
Winmark Corp.	30,000	6,324,600
		12,203,099

TOTAL CONSUMER DISCRETIONARY		151,733,393

CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	239,470	12,126,761
ENERGY - 2.0%
Energy Equipment & Services - 0.5%
ShawCor Ltd. Class A (a)	650,000	2,578,952
Total Energy Services, Inc. (a)	1,430,530	4,609,435
		7,188,387
Oil, Gas & Consumable Fuels - 1.5%
Brigham Minerals, Inc. Class A	1,200,000	23,568,000

TOTAL ENERGY		30,756,387

FINANCIALS - 16.4%
Banks - 5.7%
BOK Financial Corp.	300,000	25,203,000
Cullen/Frost Bankers, Inc.	333,000	35,737,560
First Citizens Bancshares, Inc.	2,500	1,956,475
First Hawaiian, Inc.	818,000	22,519,540
Wintrust Financial Corp.	25,000	1,785,000
		87,201,575
Capital Markets - 1.2%
BrightSphere Investment Group, Inc.	700,000	17,493,000
Consumer Finance - 3.0%
Encore Capital Group, Inc. (a)	200,000	9,468,000
First Cash Financial Services, Inc. (b)	450,000	35,640,000
		45,108,000
Diversified Financial Services - 0.5%
Cannae Holdings, Inc. (a)	250,000	8,312,500
Insurance - 6.0%
Assurant, Inc.	50,000	7,890,500
Enstar Group Ltd. (a)	100,000	25,702,000
First American Financial Corp.	750,000	50,482,500
Primerica, Inc.	50,000	7,311,000
		91,386,000

TOTAL FINANCIALS		249,501,075

HEALTH CARE - 14.7%
Biotechnology - 0.5%
Emergent BioSolutions, Inc. (a)	125,000	8,237,500
Health Care Equipment & Supplies - 5.2%
Envista Holdings Corp. (a)	1,200,000	51,696,000
Hill-Rom Holdings, Inc.	175,000	24,230,500
Utah Medical Products, Inc.	32,219	2,880,379
		78,806,879
Health Care Providers & Services - 2.3%
Premier, Inc.	750,000	26,730,000
R1 RCM, Inc. (a)	350,000	7,493,500
		34,223,500
Life Sciences Tools & Services - 5.0%
Charles River Laboratories International, Inc. (a)	75,000	30,519,000
Syneos Health, Inc. (a)	500,000	44,835,000
		75,354,000
Pharmaceuticals - 1.7%
Prestige Brands Holdings, Inc. (a)	500,000	26,275,000

TOTAL HEALTH CARE		222,896,879

INDUSTRIALS - 19.2%
Aerospace & Defense - 0.6%
Ultra Electronics Holdings PLC	214,918	9,469,932
Commercial Services & Supplies - 3.0%
Cimpress PLC (a)	300,000	30,675,000
The Brink's Co.	200,000	15,392,000
		46,067,000
Industrial Conglomerates - 0.5%
Rheinmetall AG	75,000	7,202,910
Marine - 0.4%
MPC Container Ships ASA (a)	2,000,000	5,184,074
Professional Services - 8.9%
ASGN, Inc. (a)	500,000	50,565,000
BGSF, Inc.	4,124	52,045
Insperity, Inc.	200,000	19,810,000
Intertrust NV (a)(c)	1,000,000	16,512,600
Kforce, Inc.	450,000	28,093,500
Persol Holdings Co. Ltd.	1,000,000	20,008,204
		135,041,349
Road & Rail - 3.5%
TFI International, Inc.	300,000	33,606,000
TFI International, Inc. (Canada)	175,000	19,590,013
		53,196,013
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	600,000	32,088,000
MRC Global, Inc. (a)	250,000	2,292,500
		34,380,500

TOTAL INDUSTRIALS		290,541,778

INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment & Components - 6.6%
Insight Enterprises, Inc. (a)	554,412	55,651,873
Methode Electronics, Inc. Class A	200,000	9,566,000
SYNNEX Corp.	175,000	20,919,500
TTM Technologies, Inc. (a)	1,000,000	13,990,000
		100,127,373
IT Services - 7.4%
Computer Services, Inc.	600,000	34,836,000
Concentrix Corp. (a)	250,000	40,932,500
Genpact Ltd.	500,000	24,905,000
Poletowin Pitcrew Holdings, Inc.	136,000	1,281,838
Tucows, Inc. (a)(b)	125,000	9,720,000
		111,675,338
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)	149,000	12,305,910
CMC Materials, Inc.	40,000	5,785,600
Ichor Holdings Ltd. (a)	100,000	5,157,000
		23,248,510
Software - 1.2%
j2 Global, Inc. (a)	125,000	17,658,750
Technology Hardware, Storage & Peripherals - 0.4%
Elecom Co. Ltd.	340,000	5,966,000

TOTAL INFORMATION TECHNOLOGY		258,675,971

MATERIALS - 5.6%
Chemicals - 2.5%
Valvoline, Inc.	1,250,000	38,350,000
Construction Materials - 2.6%
Eagle Materials, Inc.	75,000	10,599,000
RHI Magnesita NV	250,000	13,149,400
Wienerberger AG	400,000	16,351,270
		40,099,670
Metals & Mining - 0.5%
ERO Copper Corp. (a)	350,000	7,044,325

TOTAL MATERIALS		85,493,995

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 4.7%
CareTrust (REIT), Inc.	350,000	8,442,000
Corporate Office Properties Trust (SBI)	500,000	14,720,000
Douglas Emmett, Inc.	1,100,000	36,740,000
iStar Financial, Inc.	500,000	12,115,000
		72,017,000
Real Estate Management & Development - 5.4%
Cushman & Wakefield PLC (a)(b)	2,000,000	37,340,000
Jones Lang LaSalle, Inc. (a)	200,000	44,514,000
		81,854,000

TOTAL REAL ESTATE		153,871,000

UTILITIES - 1.3%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares (b)	300,000	19,428,000
TOTAL COMMON STOCKS
(Cost $1,024,249,253)		1,511,385,738

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.06% (d)	21,234,319	21,238,566
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	42,687,798	42,692,067
TOTAL MONEY MARKET FUNDS
(Cost $63,930,633)		63,930,633
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $1,088,179,886)		1,575,316,371
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(57,826,009)
NET ASSETS - 100%		$1,517,490,362

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,512,600 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,078
Fidelity Securities Lending Cash Central Fund	13,388
Total	$14,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$25,339,770	$79,870,891	$83,972,095	$--	$--	$21,238,566	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	29,199,568	115,642,982	102,150,483	--	--	42,692,067	0.1%
Total	$54,539,338	$195,513,873	$186,122,578	$--	$--	$63,930,633

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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